Derivative Instruments (Schedule Of Positions For Interest Rate Swap) (Detail) (USD $)	12 Months Ended
Dec. 31, 2011
Derivative [Line Items]
Notional Amounts	$ 100,000,000
Swap Interest Rates, Pay	2.09%	[1]
Swap Interest Rates, Receive	LIBOR	[1]
Fair Value	$ (1,433,000)

[1]	References to LIBOR represent the 3-month rate.